Document and Entity Information	Jul. 22, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	Matterport, Inc./DE
Amendment Flag	true
Entity Central Index Key	0001819394
Document Type	8-K/A
Document Period End Date	Jul. 22, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-39790
Entity Tax Identification Number	85-1695048
Entity Address, Address Line One	352 East Java Drive
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94089
City Area Code	(650)
Local Phone Number	641-2241
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed with the Securities and Exchange Commission (“SEC”) on July 28, 2021 (the “Original Form 8-K”), as amended by Amendment No. 1 on Form 8-K/A filed with the SEC on July 29, 2021 (“Amendment No. 1” and, together with the Original Form 8-K, the “Existing Form 8-K”). Matterport, Inc. (formerly known as Gores Holdings VI, Inc.) (the “Company”) is filing this Amendment to the Existing Form 8-K to include (a) the unaudited condensed consolidated financial statements of Matterport Operating, LLC (formerly known as Matterport, Inc.) (“Legacy Matterport”) and its subsidiaries as of June 30, 2021 and for the three and six months ended June 30, 2021 and 2020 as Exhibit 99.2, (b) the Management’s Discussion and Analysis of Financial Conditions and Results of Operations of Legacy Matterport for the three and six months ended June 30, 2021 and 2020 as Exhibit 99.3 and (c) the unaudited pro forma condensed combined financial information of the Company as of June 30, 2021, for the six months ended June 30, 2021, and for the year ended December 31, 2020 as Exhibit 99.4. Accordingly, the Existing Form 8-K is hereby amended solely to amend and restate Item 9.01. The Existing Form 8-K otherwise remains unchanged.
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value of $0.0001 per share
Trading Symbol	MTTR
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Trading Symbol	MTTRW
Security Exchange Name	NASDAQ